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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street

Omaha, NE 68130

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 895-1600

Date of fiscal year ends: March 31, June 30, September 30

Date of reporting period: July 1, 2015 - June 30, 2016

ITEM 1. PROXY VOTING RECORD:

Item 1, Exhibits A-V contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2016 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: MUTUAL FUND SERIES TRUST - AlphaCentric Bond Rotation Fund							Item 1, Exhibit A
Investment Company Act file number: 811-21872								Cat C
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

No proxies were voted during the reporting period.

Registrant: MUTUAL FUND SERIES TRUST - AlphaCentric Smart Money Fund							Item 1, Exhibit A
Investment Company Act file number: 811-21872								Cat E
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

No proxies were voted during the reporting period.

Registrant: MUTUAL FUND SERIES TRUST - Catalyst Intelligent Alternative Fund							Item 1, Exhibit A
Investment Company Act file number: 811-21872								Cat A
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

No proxies were voted during the period.

Registrant: MUTUAL FUND SERIES TRUST - /Catalyst Millburn Hedge Strategy Fund								Item 1,
Investment Company Act file number: 811-21872								Alpha B
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

There were no proxy votes to report during the reporting period

Registrant: MUTUAL FUND SERIES TRUST - Catalyst Hedged Commodity Strategy Fund							Item 1, Exhibit A
Investment Company Act file number: 811-21872								Cat C
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

No proxies were voted during the reporting period.

Registrant: MUTUAL FUND SERIES TRUST - Catalyst Hedged Futures Strategy Fund							Item 1, Exhibit A
Investment Company Act file number: 811-21872								Cat D
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

No proxies were voted during the reporting period.

Registrant: MUTUAL FUND SERIES TRUST - Catalyst Insider Income Fund							Item 1, Exhibit A
Investment Company Act file number: 811-21872								Cat F
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

No proxies were voted during the reporting period.

Registrant: MUTUAL FUND SERIES TRUST - Catalyst MLP & Infrastrcture Fund							Item 1, Exhibit A
Investment Company Act file number: 811-21872								Cat K
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

No proxies were voted during the reporting period.

Registrant: MUTUAL FUND SERIES TRUST - Catalyst Activist Investor Fund							Item 1, Exhibit A
Investment Company Act file number: 811-21872								Cat V
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

No proxies were voted during the reporting period.

Item 1, Exhibit 1
SMH -C
Vote Summary Report, including Ballot Details, Policies and Comments
Meeting Date Range: 07/01/15 - 06/30/16
Account SMH Representation Trust, SMH Capital Advisors
FIDELITY MONEY MARKET PORTFOLIO
Security		31607A109	Meeting Type	Special
Ticker Symbol		FNSXX	Meeting Date	12-Feb-2016
ISIN		US31607A1097	Agenda	934286421 - Management
Record Date		21-Sep-2015	Holding Recon Date	21-Sep-2015
City /	Country	/ United States	Vote Deadline Date	11-Feb-2016
SEDOL(s)			Quick Code

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	ELIZABETH S. ACTON		For	For
	2	JOHN ENGLER		For	For
	3	ALBERT R. GAMPER, JR.		For	For
	4	ROBERT F. GARTLAND		For	For
	5	ABIGAIL P. JOHNSON		For	For
	6	ARTHUR E. JOHNSON		For	For
	7	MICHAEL E. KENNEALLY		For	For
	8	JAMES H. KEYES		For	For
	9	MARIE L. KNOWLES		For	For
	10	GEOFFREY A. VON KUHN		For	For

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
4624607	SMH REPRESENTATI ON TRUST	4624607	HUNTINGTON NATIONAL BANK	2,574,231	0	07-Oct-2015	07-Oct-2015

Registrant: MUTUAL FUND SERIES TRUST - Catalyst/Princeton Credit Opoortunities Fund								Item 1,
Investment Company Act file number: 811-21872								Princeton C
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

Fund had not commenced operations as of June 30, 2016

Registrant: MUTUAL FUND SERIES TRUST - Catalyst/Auctos Multi-Strategy Fund							Item 1, Exhibit A
Investment Company Act file number: 811-21872								Auctos
Reporting Period: July 1, 2015 through June 30, 2016

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management

No proxies were voted during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Mutual Fund Series Trust

By (Signature and Title)     /s/ Jerry Szilagyi

Jerry Szilagyi, President and Principal Executive Officer

Date: August 29, 2016